Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2023
Financial Instruments and Fair Value Disclosures
Financial Instruments and Fair Value Disclosures
11.

Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial instruments,

which potentially

subject the

Company to

significant concentrations

of credit

risk,
consist

principally

of

cash

and

trade

accounts

receivable.

The

ability

and

willingness

of

each

of

the
Company’s counterparties to perform their

obligations under a contract depend upon a

number of factors
that

are

beyond

the

Company’s

control

and

may

include,

among

other

things,

general

economic
conditions,

the

state

of

the

capital

markets,

the

condition

of

the

shipping

industry

and

charter

hire
rates. The Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting

mostly

of

deposits,

placed

with

various

qualified

financial

institutions

and

performs

periodic
evaluations of the relative credit

standing of those financial institutions.

The Company limits its credit

risk
with

accounts

receivable

by

performing

ongoing

credit

evaluations

of

its

customers’

financial

condition
and by receiving payments of hire in

advance. The Company, generally,

does not require collateral for its
accounts receivable and does not have any agreements to

mitigate credit risk.

During the

six months

ended June

30, 2023

and 2022, charterers

that individually accounted

for
10 % or
more of the Company’s time charter revenues were as follows:
For the six months ended June 30,
Charterer 2023 2022
Cargill International SA 16% 18%
Koch Shipping PTE LTD.

Singapore
* 15%
*Less than 10%
The

Company

is

exposed

to

interest

rate

fluctuations

associated

with

its

variable

rate

borrowings.

On
July 6, 2023, the

company entered into an

interest rate swap with

DNB (Notes 5 and

12) to manage part
of such exposure.
Fair value of assets and liabilities
The

carrying

values

of

financial

assets

reflected

in

the

accompanying

consolidated

balance

sheet
approximate their

respective fair

values due

to the

short-term nature

of these

financial instruments.

The
fair

value

of

long-term

bank

loans

with

variable

interest

rates

approximates

the

recorded

values,
generally due to their variable interest rates.

Fair value measurements disclosed

As of June 30, 2023,

the Bond having a fixed interest

rate and a carrying value of

$
119,100

(Note 5) had
a

fair

value

of

$
117,760

determined

through

the

Level

1

input

of

the

fair

value

hierarchy

as

defined

in
FASB guidance for Fair Value Measurements.
Other Fair value measurements
Description (in thousands of US Dollars) December 31, 2022
Quoted Prices in
Active Markets
(Level 1)
Non-recurring fair value measurements
Long-lived assets held for use (1) $ 67,909 $ 67,909
Total

non-recurring fair value
measurements 67,909 67,909
June 30, 2023
Quoted Prices in
Active Markets
(Level 1)
Significant Other
Observable Inputs
(Level 2)
Non-recurring fair value measurements
Equity method investments (2) $ 4,519 $ $ 4,519
Long-lived assets held for use (3) 7,809 7,809
Total

non-recurring fair value
measurements $ 12,328 $ 7,809 $ 4,519
During

the

fourth

quarter

of

2022,

the

Company

took

delivery

of
eight

vessels

under

its

master
agreement with

Sea Trade,

acquired for

the purchase

price of

$
263,719
, of

which $
195,810

was
paid in

cash and

$
67,909

was paid

through newly

issued common

stock (Note

3). The

fair value
of

the

common

shares

issued

to

Sea

Trade

was

determined

based

on

the

closing

price

of

the
Company’s shares on

the date of

delivery of each vessel,

which was also the

date of issuance

of
such shares.
(2)

On

April 28,

2023, the

Company

estimated that

the

fair

value of

its
25
%

interest in

Bergen was
$ 4,519
,

determined

through

the

Level

2

inputs

of

the

fair

value

hierarchy,

as

defined

in

FASB
guidance

for

Fair

Value

Measurements,

and

recorded

a

gain

of

$
844
,

being

the

difference
between the

fair value

of the

retained noncontrolling interest

plus the

carrying value the

liabilities
assumed by Bergen and the carrying value of the assets derecognized

(Note 2(e)).
(3)

On January

30, 2023.

the Company took

delivery of

one vessel

under its

master agreement

with
Sea

Trade,

acquired

for

the

purchase

price

of

$
31,764

of

which

$
23,955

was

paid

in

cash

and
$ 7,809

was

paid

through

newly

issued

common

stock

(Note

3).

The

fair

value

of

the

common
shares issued to

Sea Trade was

determined based on the

closing price of the

Company’s shares
on the date of delivery of each vessel, which was also the date of issuance of such shares.